SERVICING - Schedules of Rollforward of the Company Servicing Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Servicing of Financial Assets [Roll Forward]
Servicing asset , beginning balance	$ 88,497	$ 55,860	$ 55,860	$ 33,777
Additions	41,903	37,845	50,557	36,386
Realization of cash flows	(20,180)	(13,749)	(19,623)	(9,684)
Change in valuation inputs and assumptions	(10,220)	(5,516)	1,703	(4,619)
Total impact of change to fair value	11,503	18,580	32,637	22,083
Servicing asset, ending balance	$ 100,000	$ 74,440	$ 88,497	$ 55,860